Transactions with Related Parties and Affiliates (Details) - USD ($)	1 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Feb. 04, 2015	Mar. 17, 2017	Nov. 15, 2012	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
General and administrative expenses				$ 18,458,000	$ 17,163,000	$ 12,351,000
Due From Related Parties, Current				28,562,000	10,545,000
Due From Related Parties, Noncurrent				28,880,000	34,891,000
Management fees				68,871,000	67,310,000	59,209,000
Revenue from related parties				97,000	654,000	1,939,000
Amounts due from related parties, long-term - Fair Value				28,880,000	34,891,000
General Partner
Related Party Transaction [Line Items]
Partners Capital account units sold in private placement		266,876
Navios Holdings
Related Party Transaction [Line Items]
Supplemental credit default insurance maximum cash payment			$ 20,000,000
Management Agreement | Ultra-Handymax Vessels
Related Party Transaction [Line Items]
Daily management fee				4,230	4,100
Management Agreement | Panamax Vessels
Related Party Transaction [Line Items]
Daily management fee				4,330	4,200
Management Agreement | Capesize Vessels
Related Party Transaction [Line Items]
Daily management fee				5,250	5,250
Management Agreement | Container Vessels of TEU 6,800
Related Party Transaction [Line Items]
Daily management fee				6,700	6,700
Management Agreement | Container Vessels of more than TEU 8,000
Related Party Transaction [Line Items]
Daily management fee				7,400	7,400
Management Agreement | Container Vessels of more than TEU 13,000
Related Party Transaction [Line Items]
Daily management fee				$ 8,750	8,750
Management Agreement | Late Reimbursement
Related Party Transaction [Line Items]
Interest rate description				LIBOR
Interest rate percentage				1.00%
Debt later required payment				Jan. 05, 2018
Navios Holdings
Related Party Transaction [Line Items]
General and administrative expenses				$ 9,344,000	8,877,000	$ 7,751,000
Due from Related Parties				52,252,000	$ 43,146,000
Due From Related Parties, Current				28,562,000
Due From Related Parties, Noncurrent				28,880,000
Amounts due from related parties, long-term - Fair Value				$ 17,612,000
Proceeds from Issuance of Private Placement	$ 14,967,000
Navios Holdings | General Partner
Related Party Transaction [Line Items]
Partners Capital account units sold in private placement	22,868
Navios Holdings | Common Unitholders
Related Party Transaction [Line Items]
Partners Capital account units sold in private placement	1,120,547
Navios Fulvia
Related Party Transaction [Line Items]
Vessel Year Built				2010
Vessel type				Capesize
Navios Fulvia | Extended Management Agreement
Related Party Transaction [Line Items]
Charter hire daily rate				$ 11,500
Lease term				3 months
Date of agreement				Nov. 30, 2016